SunAmerica Senior Floating Rate Fund (Prospectus Summary) | SunAmerica Senior Floating Rate Fund
Fund Highlights
INVESTMENT GOAL
The investment goal of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 7 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 42 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Senior Floating Rate Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Senior Floating Rate Fund		Class A	Class C
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.35%	0.75%
Administrative Fee	[1]	0.20%	0.20%
Other Expenses		0.58%	0.59%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	[2]	1.79%	2.20%
Fee Waiver and/or Expense Reimbursement		0.33%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.46%	1.76%
[1]	The Administrative Fee is a component of Other Expenses.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.45% and 1.75%, for Class A and C, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement exceed the contractual expense limitations shown in footnote 3 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example SunAmerica Senior Floating Rate Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	518	819	1,143	2,056
Class C	279	554	954	2,073

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Senior Floating Rate Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	518	819	1,143	2,056
Class C	179	554	954	2,073

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
The Fund's principal investment strategy is investing in senior secured floating rate loans.

The principal investment technique of the Fund is investing in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities. The Fund may invest in Loans directly or by purchasing
Assignments or Participations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.

The Loans generally consist of direct debt obligations of companies
(collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Most, if not all, of the Loans in which the Fund invests will be rated below investment grade or will be unrated Loans of comparable quality. In selecting Loans, the Fund will employ credit standards that Wellington Management Company, LLP ("Wellington
Management"), the Fund's subadviser, has established. Wellington Management's primary consideration in selecting Loans for investment by the Fund is the
Borrower's creditworthiness. The Fund will generally purchase Loans only if, in the judgment of Wellington Management, the Borrower can meet the debt service on the Loan.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least
60 days' notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

General Risks Relating to the Loans. Loans in which the Fund will invest are primarily highly-leveraged Loans made in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. The Loans have floating rates of interest that reset periodically and generally are tied to a rate such as the
London Interbank Offered Rate ("LIBOR") for 90-day dollar deposits. Generally, the Loans are secured and hold the most senior position in the borrower's capitalization structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of the Loans a priority claim on some or all of a Borrower's assets in the event of a default. Such Borrowers are more likely to default on their payments of interest and principal owed to the Fund than issuers of investment grade bonds, and such defaults could reduce the Fund's net asset value and income distributions. Such Loans are subject to greater credit risks than other
Loans in which the Fund may invest, including the possibility of a default or bankruptcy of the Borrower. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, the specific collateral used to secure a Loan may decline in value or become illiquid, which would adversely affect the Loan's value.

No active trading market may exist for many Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Loans. In addition, Loans may have contractual restrictions on resale, which can delay the sale and adversely impact the sales price.

Credit Quality.The Fund's investments in Loans or other securities (e.g.
unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities. A lower rated issuer is more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. In addition to the risk of default, lower quality
Loans and other securities may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other Loans and securities.

Collateral Impairment. Collateral impairment is the risk that the value of the collateral for a Loan will fall. The Fund expects to invest in collateralized loans, which are loans secured by other things of value the Borrower owns.
Any type of decline in the value of collateral could cause the loan to become undercollateralized or unsecured. In this case, there is usually no requirement to pledge more collateral. The Fund may invest in Loans that are guaranteed or collateralized by the shareholders of private companies.

Interest Rate Fluctuations. Loans and other securities are subject to the risk of increases in prevailing interest rates, which can cause the price of the Loan or other security to fall, although investments in Loans and other floating rate securities reduce this risk. While the interest rates on the Loans adjust periodically, these rates may not correlate to prevailing interest rates during the periods between rate adjustments.

Securities Selection. A strategy used by the Fund or securities selected by a portfolio manager may fail to produce the intended return.

Economic and General Market Volatility. Economic and other events (whether real or perceived) can reduce the demand for certain senior floating rate loans or senior floating rate loans generally, which may reduce market prices and cause the Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Non-Diversification. As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers.

Prepayment.Prepayment risk is the possibility that the principal of a Loan or fixed income security may be prepaid prior to its maturity. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. The overall interest rate environment, general business conditions, an issuer's financial condition and competitive conditions among lenders are also factors that may increase or decrease the frequency of prepayments. Prepayments may reduce the potential for price gains and may result in the Fund having to reinvest proceeds of these securities at lower interest rates.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
S&P/LSTA Leveraged Loan Index and the Barclays Capital Aggregate Bond Index, a
broad measure of fixed income market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.
SENIOR FLOATING RATE FUND (Class C)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 29.39% (quarter ended June 30, 2009) and the lowest return for a quarter was
-31.65%(quarter ended December 31, 2008).

The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company.
Information in the Risk/Return Bar Chart and Table reflects performance of the Fund as a closed-end investment company through October 3, 2006 and the Fund may have performed differently if it were an open-end investment company prior to that date.
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns SunAmerica Senior Floating Rate Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes		(3.38%)	1.30%		1.57%	Oct. 04, 2006
Class C	Class C Return Before Taxes		(0.90%)	1.75%	3.54%		Oct. 04, 2006
Class C After Taxes on Distributions	Class C Return After Taxes on Distributions		(2.25%)	(0.04%)	1.81%		Oct. 04, 2006
Class C After Taxes on Distributions and Sales	Class C Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.58%)	0.42%	1.99%		Oct. 04, 2006
S&P/LSTA Leverged Loan Index	S&P/LSTA Leverged Loan Index		1.52%	4.16%	4.95%	4.35%	Oct. 04, 2006
Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index		7.84%	6.50%	5.78%	6.41%	Oct. 04, 2006
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table.
The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class C. After-tax returns for other classes will vary.